CUSTOMER CONTRACTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in customer contracts [abstract]
Beginning balance	$ 3,933,128	$ 0
Additions	685,253	3,901,442
Amortization	(1,126,818)	0	$ 0
Foreign exchange	215,573	31,686
Ending balance	$ 3,707,137	$ 3,933,128	$ 0